Label	Element	Value
Central Index Key	dei_EntityCentralIndexKey	0001141819
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2015
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares (AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund)
Trading Symbol	dei_TradingSymbol	TWMLX
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares (AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund)
Trading Symbol	dei_TradingSymbol	TWMVX